S000065837 [Member] Average Annual Total Returns		12 Months Ended		60 Months Ended		66 Months Ended	102 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024 [2]
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	[1],[2]	14.27%	[1],[2]	14.56% [1]	14.39%
Northern Trust Quality Low Volatility Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.33%		11.02%		11.30%
FlexShares US Quality Low Volatility Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.13%		10.81%		11.05%
Performance Inception Date						Jul. 15, 2019
FlexShares US Quality Low Volatility Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.66%		10.41%		10.65%
FlexShares US Quality Low Volatility Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.06%		8.53%		8.76%

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes.